Commitments and Contingencies Letters of Credit and Restricted Cash Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Letters of Credit [Line Items]
Letters of Credit and Similar Instruments	$ 96,053	$ 101,298
Restricted cash	92,544	97,810
Issued Under LOC Facility [Member]
Letters of Credit [Line Items]
Letters of Credit Outstanding, Amount	0	2,892
Restricted cash	0	3,176
Uncommitted Letter of Credit Facilities and Surety Bonds [Member]
Letters of Credit [Line Items]
Letters of Credit Outstanding, Amount	96,053	98,406
Restricted cash	$ 92,544	$ 94,634